UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Vicuna Advisors LLC

Address:     230 Park Avenue, 7th Floor      New York       New York      10169

Form 13F File Number:   028-10416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joshua G. Welch
Title:            Managing Member
Phone:            212-499-2938

Signature, Place, and Date of Signing:

/s/ Joshua G. Welch                New York, NY            15th day of May, 2008
-------------------------------
[Signature]                        [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0

Form 13F Information Table Entry Total:                    14

Form 13F Information Table Value Total:               $97,653
                                                      -------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                        FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/   SH/   PUT/   INVSTMT       OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN   CALL   DSCRETN      MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                    COM       548661107    21,538    938,900   SH         SHARED-DEFINED           938,900
BED BATH & BEYOND INC.           COM       075896100    18,042    612,200   SH         SHARED-DEFINED           612,200
SEARS HLDGS CORP                 COM       812350106     5,990     58,686   SH         SHARED-DEFINED            58,686
STAPLES, INC                     COM       855030102     6,053    274,000   SH         SHARED-DEFINED           274,000
TARGET CORP                      COM       87612E106     3,624     71,500   SH         SHARED-DEFINED            71,500
AMERICAN EXPRESS CO. CMN         COM       025816109    14,506    331,800   SH         SHARED-DEFINED           331,800
MORGAN STANLEY                   COM       617446448     1,083     23,700   SH         SHARED-DEFINED            23,700
MERRILL LYNCH                    COM       590188108       799     19,600   SH         SHARED-DEFINED            19,600
WHOLE FOODS MKT INC              COM       966837106     6,216    188,586   SH         SHARED-DEFINED           188,586
CARMAX INC                       COM       143130102     6,968    358,786   SH         SHARED-DEFINED           358,786
FAMOUS DAVES OF AMERICA INC      COM       307068106     9,365    982,733   SH         SHARED-DEFINED           982,733
GEORGIA GULF CORP NEW            COM       373200203       693    100,000   SH         SHARED-DEFINED           100,000
DELIA*S INC NEW                  COM       246911101     2,339    876,156   SH         SHARED-DEFINED           876,156
BUILDING MATERIALS HOLDING CORP  COM       120113105       438    100,000   SH         SHARED-DEFINED           100,000
